RELATED PARTY TRANSACTIONS (Details Narrative) - Founder Spac [Member] - USD ($)	1 Months Ended	6 Months Ended	8 Months Ended
	Apr. 27, 2021	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022
Related Party Transaction [Line Items]
Related party loans description		The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant.	The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant.
Due to Related Parties, Current			$ 102,667	$ 102,667
Sponsor [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues	$ 25,000
Share Price	$ 0.003
Stock Issued During Period, Shares, New Issues	7,906,250
Debt Instrument, Face Amount	$ 300,000
Due to Related Parties, Current			$ 102,667